INCOME TAX	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 11 -     INCOME TAX
Effective tax rate
The Company’s effective income tax rate (“ETR”) was 17.1% for the six months ended December 31, 2020 as compared to 17.0% for the six months ended December 31, 2019. The ETR fluctuates as a result of the Company’s subsidiaries contributing different pre-tax
income mixes and being subject to different tax rates.